Janus Henderson U.S. Dividend Income Fund
Schedule of Investments (unaudited)
June 30, 2025

	Shares	Value
Common Stocks – 94.0%
Aerospace & Defense – 2.0%
Raytheon Technologies Corp	6,690	$976,874
Airlines – 1.2%
Delta Air Lines Inc	11,455	563,357
Banks – 8.3%
JPMorgan Chase & Co	7,933	2,299,856
PNC Financial Services Group Inc/The	5,663	1,055,697
US Bancorp	15,081	682,415
		4,037,968
Biotechnology – 3.3%
AbbVie Inc	4,749	881,509
Amgen Inc	2,508	700,259
		1,581,768
Building Products – 1.5%
Trane Technologies PLC	1,704	745,347
Capital Markets – 9.6%
CME Group Inc	2,336	643,848
Goldman Sachs Group Inc	2,034	1,439,564
Intercontinental Exchange Inc	5,593	1,026,148
Morgan Stanley	10,998	1,549,178
		4,658,738
Consumer Finance – 2.5%
American Express Co	3,780	1,205,744
Diversified Telecommunication Services – 1.9%
Verizon Communications Inc	21,247	919,358
Electric Utilities – 1.6%
American Electric Power Co Inc	7,479	776,021
Electrical Equipment – 1.6%
Eaton Corp PLC	2,232	796,802
Electronic Equipment, Instruments & Components – 1.7%
Amphenol Corp	8,193	809,059
Entertainment – 2.4%
Walt Disney Co/The	9,569	1,186,652
Health Care Equipment & Supplies – 3.7%
Abbott Laboratories	5,733	779,745
Medtronic PLC	11,789	1,027,647
		1,807,392
Health Care Providers & Services – 2.5%
HCA Healthcare Inc	1,286	492,667
UnitedHealth Group Inc	2,286	713,163
		1,205,830
Hotels, Restaurants & Leisure – 3.0%
Marriott International Inc/MD - Class A	2,376	649,147
Royal Caribbean Cruises Ltd	2,507	785,042
		1,434,189
Household Durables – 1.3%
Garmin Ltd	3,033	633,048
Independent Power and Renewable Electricity Producers – 0.8%
Vistra Corp	1,976	382,969
Industrial Conglomerates – 1.4%
3M Co	4,351	662,396
Industrial Real Estate Investment Trusts (REITs) – 1.9%
Prologis Inc	8,691	913,598
Information Technology Services – 2.8%
Accenture PLC	2,064	616,909
International Business Machines Corp	2,553	752,573
		1,369,482
Insurance – 3.1%
Marsh & McLennan Cos Inc	2,316	506,370
Travelers Cos Inc	3,744	1,001,670
		1,508,040
Interactive Media & Services – 2.4%
Alphabet Inc - Class C	3,331	590,886
Meta Platforms Inc - Class A	801	591,210
		1,182,096

	Shares	Value
Common Stocks – (continued)
Life Sciences Tools & Services – 1.3%
Danaher Corp	3,292	$650,302
Machinery – 2.4%
Cummins Inc	1,423	466,032
Deere & Co	1,344	683,411
		1,149,443
Multi-Utilities – 0.8%
Sempra Energy	5,153	390,443
Oil, Gas & Consumable Fuels – 4.3%
Chevron Corp	8,193	1,173,156
ConocoPhillips	10,095	905,925
		2,079,081
Pharmaceuticals – 3.2%
Johnson & Johnson	6,675	1,019,606
Zoetis Inc	3,355	523,212
		1,542,818
Professional Services – 1.0%
Booz Allen Hamilton Holding Corp	4,598	478,790
Road & Rail – 1.4%
Union Pacific Corp	3,048	701,284
Semiconductor & Semiconductor Equipment – 6.8%
Applied Materials Inc	4,229	774,203
Broadcom Inc	4,662	1,285,080
Texas Instruments Inc	5,890	1,222,882
		3,282,165
Software – 3.5%
Intuit Inc	587	462,339
Microsoft Corp	1,539	765,514
Oracle Corp	2,065	451,471
		1,679,324
Specialized Real Estate Investment Trusts (REITs) – 2.1%
Equinix Inc	569	452,622
Lamar Advertising Co	4,655	564,931
		1,017,553
Specialty Retail – 1.6%
Home Depot Inc	2,066	757,478
Technology Hardware, Storage & Peripherals – 1.4%
Dell Technologies Inc	5,637	691,096
Textiles, Apparel & Luxury Goods – 1.4%
NIKE Inc - Class B	9,281	659,322
Tobacco – 2.3%
Philip Morris International Inc	6,212	1,131,391
Total Common Stocks (cost $40,061,138)		45,567,218
Investment Companies – 0.4%
Money Markets – 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº,£ (cost $229,635)	229,589	229,634
Total Investments (total cost $40,290,773) – 94.4%		45,796,852
Cash, Receivables and Other Assets, net of Liabilities – 5.6%		2,691,127
Net Assets – 100%		$48,487,979

Schedule of Affiliated Investments - (% of Net Assets)
Affiliate	Affiliated Investments, at Value at 9/30/24	Purchases	Sales Proceeds	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Affiliated Investments, at Value at 6/30/25	Ending Shares	Dividend Income
Investment Companies - 0.4%
Money Markets - 0.4%
Janus Henderson Cash Liquidity Fund LLC, 4.4188%ºº
	$44,759	$17,160,463	$(16,975,588)	$(3)	$3	$229,634	229,589	$6,535
Investments Purchased with Cash Collateral from Securities Lending - 0%
Investment Companies - 0%
Janus Henderson Cash Collateral Fund LLC, 4.2933%ºº
	-	745,923	(745,923)	-	-	-	-	13 ∆
Total Affiliated Investments - 0.4%
	$44,759	$17,906,386	$(17,721,511)	$(3)	$3	$229,634	229,589	$6,548

Notes to Schedule of Investments (unaudited)
LLC	Limited Liability Company
PLC	Public Limited Company

ºº	Rate shown is the 7-day yield as of June 30, 2025.
£
The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.
The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of June 30, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$45,567,218	$-	$-
Investment Companies	-	229,634	-
Total Assets	$45,567,218	$229,634	$-

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Fund, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Fund, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of June 30, 2025 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual financial statements.
125-35-70545 08-25